DEFERRED INCOME	3 Months Ended
Mar. 31, 2024
Schedule Of Deferred Income
DEFERRED INCOME

13. DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

As at	March 31, 2024	December 31, 2023
Deferred income from customers	$6,287	$12,112
Deferred income from government	101,615	95,562
	$107,902	$107,674
Current portion	$16,439	$12,112
Long-term portion	91,463	95,562
	$107,902	$107,674

Deferred revenue of $16,439 as of March 31, 2024 is expected to be recognized as revenue within one year. The remaining is related to a long-term support and maintenance arrangements and will be recognized according to the terms of these arrangements over the next 4.3 years.